Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

1. Basis of presentation and summary of significant accounting policies

Description of the Business

In these unaudited condensed consolidated financial statements and related notes, Paysafe Limited, and its consolidated subsidiaries are referred to collectively as “Paysafe,” “we,” “us,” and “the Company” unless the context requires otherwise. Paysafe is a leading global provider of end-to-end payment solutions. Our core purpose is to enable businesses and consumers to connect and transact seamlessly through our payment platforms.

Paysafe Limited was incorporated as an exempted limited company under the laws of Bermuda on November 23, 2020 for purposes of effectuating the merger (the “Transaction”) with Foley Trasimene Acquisition Corp. II (“FTAC”), a special purpose acquisition company that completed its Initial Public Offering (“IPO”) in August 2020, and Pi Jersey 1.5 Limited (“Legacy Paysafe”).

In connection with the Transaction, which was consummated on March 31, 2021, the Company’s common shares and warrants were listed on the New York Stock Exchange under the symbols PSFE and PSFE.WS, respectively. Subsequent to the Transaction, Pi Jersey Topco Limited (“Topco”), funds advised by affiliates of CVC Capital Partners (such funds collectively, “CVC”) and The Blackstone Group Inc. (“Blackstone”) continue to retain ownership in the Company.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and six months ended June 30, 2024 and the comparative financial information for the three and six months ended June 30, 2023 and for the year ended December 31, 2023 include the accounts of the Company, and its subsidiaries, based upon information of Paysafe Limited.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included.

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2023 on Form 20-F filed on March 20, 2024.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Operating results for the three and six months ended June 30, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024 or any other interim period.

Disaggregation of Revenue

The Company provides payment solutions through two primary lines of business: Merchant Solutions and Digital Wallets. For each primary source of revenue within these business lines, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. Due to the concentration of economic factors, products and services in each of the business lines, the Company has presented disaggregated revenue at the segment level (See Note 15).

We do not have any material contract balances associated with our contracts with customers as of June 30, 2024 and December 31, 2023. The Company has elected to exclude disclosing any contracts with an original duration of one year or less and any variable consideration that meets specified criteria. The Company’s most significant performance obligations consist of variable consideration under a stand-ready series of distinct days of service, which typically represent all or almost all of the total transaction price for the related contract. The variable consideration that will be allocated to future days of service is not required to be disclosed as these days of services are wholly unsatisfied at the Company’s reporting date. The aggregate fixed consideration portion of customer contracts with an initial contract duration greater than one year is not material.

Reclassifications

Certain prior period amounts have been reclassified in order to conform with the current period presentation. These reclassifications have no impact on the Company’s previously reported consolidated net loss.

Changes in presentation

During the fourth quarter of 2023, the Company elected to change its presentation of the cash flows associated with "Settlement receivables, net" and "Funds payable and amounts due to customers" from operating activities, to present them as financing activities within its consolidated statement of cash flows. Comparative amounts have been recast to conform to current period presentation. These recasts had no impact on the consolidated statement of comprehensive (loss) / income, consolidated statement of financial position or consolidated statement of shareholders' equity.

The following tables present the effects of the changes in presentation within the consolidated statement of cash flows:

	For the six months ended June 30, 2023
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statement of Cash Flows
Cash flows from operating activities
Settlement receivables, net	$50,131	$(50,131)	$-
Funds payable and amounts due to customers	(473,230)	473,230	-
Net cash provided by operating activities	$(352,885)	$423,099	$70,214

Cash flows from financing activities
Settlement funds - merchants and customers, net	$-	$(423,099)	$(423,099)
Net cash provided by financing activities	$(97,733)	$(423,099)	$(520,832)

Significant Accounting Policies

There have been no material changes in our significant accounting policies during the three and six months ended June 30, 2024. A detailed discussion of our significant accounting policies is included within the audited consolidated financial statements for the year ended December 31, 2023 on Form 20-F filed on March 20, 2024.

Accounting Pronouncements not yet Adopted

Segment Reporting

In November 2023, the FASB issued ASU 2023-07, which amends Segment reporting (Topic 280). This update enhances reportable segment disclosure requirements, primarily by requiring disclosure of the significant segment expenses for each reportable segment that are regularly provided to the Chief Operating Decision Maker, and aligning the segment reporting disclosure requirements in interim and annual reporting periods. This update is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company expects to adopt this guidance in our December 31, 2024 annual financial statements and this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Crypto Assets

In December 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto assets. This update provides guidance on the accounting for and disclosure of crypto assets by requiring that crypto assets that meet criteria defined by the ASU to 1) be measured at fair value separately from other intangible assets in the statement of financial position, 2) to present remeasurement separately from other changes in other intangible assets in the statement of comprehensive income / (loss), and 3) to enhance disclosure requirements related to the crypto assets, including providing roll-forward information of crypto asset holdings. This update is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted.

The Company purchases cryptocurrency assets on behalf of its customers. All the risks and rewards associated with those assets are transferred to the customer at the time of purchase and the Company has no ability to control the assets and no requirement to safeguard the assets. As a result, the Company does not recognize either the cryptocurrency asset or liability to the customer on its balance sheet. The Company expects to adopt ASU 2023-08 on January 1, 2025 which is not expected to have a material impact on the Company’s consolidated financial statements.

Income Taxes

In December 2023, the FASB issued ASU 2023-09, which amends Income taxes (Topic 270). This update enhances income tax disclosure requirements, primarily by requiring public companies to provide disclosures regarding the statutory tax rate and effective tax rate in tabular format with specific categories identified, and to provide additional disclosures for reconciling items that meet quantitative thresholds. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company expects to adopt this guidance on January 1, 2025 which is not expected to have a material impact on the Company’s consolidated financial statements.